Note 19 - Allowance for Credit Losses (Detail: Text Values) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Allowance for Credit Losses on/off Balance Sheet Positions [Abstract]
Allowance for country risk not included in Allowance for credit losses for Financial Assets at Amortized Cost	€ 14	€ 4	€ 14
Total amount of undiscounted expected credit losses at initial recognition on financial assets that are purchased or originated credit-impared	0	0	46
Allowance for country risk not included in Allowance for credit losses for Off-balance Sheet Positions	€ 2	€ 9	€ 9